SHARE-BASED COMPENSATION (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Options outstanding	9,608,634	9,173,623	0
Advances from employee	¥ 4,962	¥ 5,581
Unrecognized share-based compensation expense	¥ 324,359